UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-4215

            DREYFUS PREMIER GNMA FUND, INC.

-Dreyfus GNMA Fund

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           04/30

Date of reporting period:         1/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--105.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--9.2%
Ally Auto Receivables Trust,
Ser. 2013-1, Cl. A3	0.63	5/15/17	3,543,829		3,545,629
Ally Auto Receivables Trust,
Ser. 2013-SN1, Cl. A3	0.72	5/20/16	2,540,072		2,541,107
Ally Master Owner Trust,
Ser. 2012-3, Cl. A2	1.21	6/15/17	5,480,000		5,492,648
BMW Vehicle Lease Trust,
Ser. 2013-1, Cl. A3	0.54	9/21/15	3,247,005		3,247,019
Carmax Auto Owner Trust,
Ser. 2013-4, Cl. A2	0.52	11/15/16	1,523,062		1,523,071
Carmax Auto Owner Trust,
Ser. 2012-3, Cl. A3	0.52	7/17/17	4,544,759		4,542,675
Ford Credit Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.60	3/15/16	1,651,251		1,651,887
Ford Credit Auto Owner Trust,
Ser. 2013-A, Cl. A3	0.55	7/15/17	4,285,913		4,286,423
Harley-Davidson Motorcycle Trust,
Ser. 2013-1, Cl. A3	0.65	7/16/18	4,515,758		4,516,151
Mercedes-Benz Auto Lease Trust,
Ser. 2014-A, Cl. A2A	0.48	6/15/16	4,275,015		4,274,051
Mercedes-Benz Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.59	2/15/16	2,158,723		2,158,835
Nissan Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.61	4/15/16	8,000,000		7,999,100
					45,778,596
Asset-Backed Ctfs./Credit Cards--.9%
World Financial Network Credit
Card Master Trust,
Ser. 2010-A, Cl. A	3.96	4/15/19	4,420,000		4,476,214
Asset-Backed Ctfs./Equipment--1.2%
GE Equipment Transportation,
Ser. 2014-1, Cl. A2	0.55	12/23/16	2,590,000		2,588,818
GE Equipment Transportation,
Ser. 2012-2, Cl. A3	0.62	7/25/16	1,239,027		1,239,289
GE Equipment Transportation,
Ser. 2013-1, Cl. A3	0.69	11/25/16	2,163,478		2,164,881
					5,992,988
Asset-Backed Ctfs./Home Equity Loans--.0%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	58,463	a	59,017
GE Capital Mortgage Services
Trust, Ser. 1999-HE1, Cl. A7	6.27	4/25/29	36,220		36,504
					95,521
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.51	12/25/34	567,373	a	540,203
U.S. Government Agencies/Mortgage-Backed--90.8%
Federal Home Loan Mortgage Corp.:
5.00%, 3/1/20			68,309	b	72,173
Multiclass Mortgage
Participation Ctfs., REMIC,

Ser. 4224, Cl. KC, 3.00%,
5/15/32	2,126,674	b	2,207,067
Federal National Mortgage Association:
5.00%, 4/1/40 - 5/1/42	12,414,566	b	13,767,149
5.50%, 9/1/39	1,717,386	b	1,954,645
6.00%, 4/1/35	758,816	b	862,513
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33	152,648	b	156,837
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2013-128,
Cl. A, 3.50%, 12/25/30	5,125,655	b	5,422,333
Government National Mortgage Association I:
4.00%, 9/15/24 - 7/15/41	27,526,438		29,602,604
4.50%, 10/15/24 - 10/15/41	32,177,376		35,433,608
5.00%, 10/15/23 - 3/15/41	24,966,090		27,765,870
5.50%, 6/15/20 - 9/15/39	18,944,771		21,370,925
6.00%, 10/15/19 - 9/15/39	9,304,552		10,649,557
6.50%, 5/15/28 - 6/15/32	173,095		200,408
7.00%, 11/15/22 - 12/15/22	5,280		5,749
7.50%, 2/15/17 - 5/15/26	1,725,629		1,824,397
8.00%, 9/15/21 - 12/15/22	768,190		892,939
8.50%, 12/15/16 - 12/15/22	466,433		481,241
9.00%, 9/15/19 - 12/15/22	531,436		560,863
9.50%, 3/15/18 - 1/15/25	154,991		158,954
Ser. 2013-57, Cl. A, 1.35%,
6/16/37	2,901,380		2,863,759
Ser. 2013-63, Cl. AM,
2.00%, 2/16/47	2,996,194	a	2,954,577
Government National Mortgage Association II:
3.00%	24,410,000	c	25,331,094
3.50%	49,300,000	c	52,065,419
4.00%	36,300,000	c	38,719,054
4.50%	15,765,000	c	17,118,573
3.00%, 8/20/42 - 10/20/44	56,335,898		58,579,079
3.50%, 9/20/42 - 1/20/45	53,917,613		57,090,560
4.00%, 12/20/24 - 12/20/44	16,825,532		17,976,292
4.50%, 12/20/39 - 3/20/42	5,069,144		5,533,423
5.00%, 11/20/24 - 4/20/35	3,653,318		4,070,365
5.50%, 1/20/34 - 9/20/35	5,982,842		6,733,972
6.00%, 12/20/28 - 2/20/36	4,569,170		5,230,170
6.50%, 5/20/31 - 7/20/31	577,099		692,083
7.00%, 4/20/24 - 4/20/32	3,292,136		4,011,176
7.50%, 9/20/30	46,857		57,469
9.00%, 7/20/25	38,980		45,615
9.50%, 9/20/17 - 2/20/25	33,977		35,357
			452,497,869

U.S. Government Securities--2.9%
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 7/15/24	14,112,515	d,e	14,324,202
Total Bonds and Notes
(cost $509,519,795)			523,705,593
	Principal
Short-Term Investments--16.3%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 2/19/15	69,725,000	f	69,724,721
0.02%, 5/21/15	135,000	f	134,993
0.03%, 4/16/15	11,250,000		11,249,944

Total Short-Term Investments
(cost $81,109,145)		81,109,658

Other Investment--4.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,601,647)	23,601,647 [g]	23,601,647
Total Investments (cost $614,230,587)	126.1%	628,416,898
Liabilities, Less Cash and Receivables	(26.1%)	(129,991,058)
Net Assets	100.0%	498,425,840

REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Purchased on a forward commitment basis.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan. At January 31, 2015, the value of the fund’s securities on loan was
$4,200,824 and the value of the collateral held by the fund was $4,239,452, consisting of U.S. Government and Agency securities.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $14,186,311 of which $15,134,506 related to appreciated investment securities and $948,195 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	93.7
Short-Term/Money Market Investments	21.0
Asset-Backed	11.3
Residental Mortgage-Backed	.1
126.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	24	(2,912,250)	March 2015	(52,797)
U.S. Treasury 10 Year Notes	266	(34,812,750)	March 2015	(877,622)

				(930,419)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 - Significant Unobservable Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs

Assets ($)				Total
Investments in Securities:
Asset-Backed	-	56,343,319	-	56,343,319
Mutual Funds	23,601,647	-	-	23,601,647
Residential Mortgage-Backed	-	540,203	-	540,203
U.S. Government Agencies/Mortgage-Backed	-	452,497,869	-	452,497,869

U.S. Treasury	-	95,433,860	-	95,433,860
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(930,419)	-	-	(930,419)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)